INVESTMENT IN ASSOCIATE (Details) - Stimunity S.A. [Member]	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Name of associate	Associate: Stimunity S.A.
Principal place of business of associate	Biotechnology
Country of incorporation of associate	Paris, France
Proportion of voting rights held in associate	44.00%	44.00%